Background and general: (Details) (USD $)	Sep. 30, 2014 item	Jun. 30, 2014 item	Jun. 30, 2013
Organization
Number of wholly owned direct subsidiaries	2	2
Number of wholly owned indirect subsidiaries	2	2
Accumulated deficit	$ (79,042,487)	$ (78,052,931)	$ (85,757,066)
Working capital deficit	$ (78,403,281)	$ 72,997,802